Investments in subsidiary undertakings, joint ventures and associates - Income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income statement:
Revenue	$ 21,940	$ 23,014	$ 22,485
Profit for the year after tax	1,007	(2,813)	2,185
The above profit for the year includes the following
Depreciation and amortisation	(980)	(830)	(725)
Interest income	2,722	2,570	1,997
Income tax credit (charge)	(475)	(804)	(711)
CPL
Income statement:
Revenue	5,778	7,374	5,492
Profit for the year after tax	(248)	453	599
The above profit for the year includes the following
Depreciation and amortisation	(106)	(86)	(81)
Interest income	599	465	378
Interest expense	(3)	(2)	(2)
Income tax credit (charge)	$ 40	$ (84)	$ (166)